Filed under Rules 497(e) and 497(k)

Registration Nos. 002-83631

VALIC Company I

Inflation Protected Fund

(the “Fund”)

Supplement dated March 29, 2022

to the Funds’ Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

dated October 1, 2021, as supplemented and amended to date

Effective immediately, Allan M. Levin, portfolio manager associated with Wellington Management Company LLP, will no longer act as a portfolio manager of the Fund. Accordingly, references to Mr. Levin in the Fund’s Summary Prospectus, Prospectus and SAI are hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.